Subsequent Event (Details)		12 Months Ended
	Aug. 18, 2022 CAD ($) $ / shares	Jun. 30, 2022 CAD ($) $ / shares	Jun. 30, 2021 CAD ($) $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued for the exercise of stock options | $		4,410,784	1,375,000
Exercise price | $ / shares		$ 1.00	$ 0.90
Grant of options
Disclosure of non-adjusting events after reporting period [line items]
Number of common shares issued for the exercise of stock options | $	150,000
Exercise price | $ / shares	$ 0.75